RESERVES - Schedule of warrant transactions (Details)	12 Months Ended
	Sep. 30, 2019 item $ / shares	Sep. 30, 2018 item $ / shares	Sep. 30, 2017 item $ / shares
Number of Warrants
Balance outstanding, beginning | item	2,663,937	349,636	354,977
Warrants granted | item	11,919,404	2,427,937	7,477
Warrants exercised | item	(2,188,999)
Warrants expired | item	(1,250)	(113,636)	(12,818)
Balance outstanding, ending | item	12,393,092	2,663,937	349,636
Weighted Average Exercise Price
Balance outstanding, beginning | $ / shares	$ 6.13	$ 65.38	$ 65.60
Warrants granted | $ / shares	0.0001	0.40	42.80
Warrants exercised | $ / shares	0.002
Warrants expired | $ / shares	31.17	66.00	55.00
Balance outstanding, ending | $ / shares	$ 1.31	$ 6.13	$ 65.38